SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues – products and services	$ 380,767	$ 408,960	$ 1,856,564	$ 1,016,962
Survivor Select [Member]
Product Information [Line Items]
Total revenues – products and services	28,210	8,812	122,470	83,904
Ionized CalMag [Member]
Product Information [Line Items]
Total revenues – products and services	47,581	48,090	148,219	39,527
Omega Blend [Member]
Product Information [Line Items]
Total revenues – products and services	22,471	136,429	272,332	222,718
Beta Maxx [Member]
Product Information [Line Items]
Total revenues – products and services	21,206	24,073	137,447	208,043
Iron [Member]
Product Information [Line Items]
Total revenues – products and services	11,688	4,068	16,697	28,114
Young Formula [Member]
Product Information [Line Items]
Total revenues – products and services		33,194	31,403	52,425
ATPR Mito+ [Member]
Product Information [Line Items]
Total revenues – products and services		111,321	271,493	183,800
Energetique [Member]
Product Information [Line Items]
Total revenues – products and services		4,347	49,089	25,574
Trim+ [Member]
Product Information [Line Items]
Total revenues – products and services	5,885	3,471	88,613	27,042
Product Health Therapies [Member]
Product Information [Line Items]
Total revenues – products and services	176,557	34,087	569,823
Others [Member]
Product Information [Line Items]
Total revenues – products and services	1,818		3,468
Product [Member]
Product Information [Line Items]
Total revenues – products and services	315,416	407,892	1,711,054	1,009,419
Health and Wellness Services [Member]
Product Information [Line Items]
Total revenues – products and services	$ 65,351	$ 1,068	145,510	7,543
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues – products and services				52,047
Vege Fruit Fiber [Member]
Product Information [Line Items]
Total revenues – products and services				65,757
Organic Youth Car Cleansing Bar [Member]
Product Information [Line Items]
Total revenues – products and services				5,137
Lipomask [Member]
Product Information [Line Items]
Total revenues – products and services				$ 15,331